Provision for expected credit losses - Loans and Credit Commitments (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Loans and credit commitments
Gross loans	$ 856,362	$ 811,335
Credit commitments	221,169	212,111
Gross loans and credit commitments	$ 1,077,531	$ 1,023,446
Coverage ratio on loans (%)	0.53%	0.56%
Coverage ratio on loans and credit commitments (%)	0.46%	0.50%
Performing - Stage 1
Loans and credit commitments
Gross loans	$ 711,230	$ 639,900
Credit commitments	200,393	181,275
Gross loans and credit commitments	$ 911,623	$ 821,175
Coverage ratio on loans (%)	0.11%	0.10%
Coverage ratio on loans and credit commitments (%)	0.10%	0.09%
Performing - Stage 2
Loans and credit commitments
Gross loans	$ 135,475	$ 161,121
Credit commitments	20,306	30,395
Gross loans and credit commitments	$ 155,781	$ 191,516
Coverage ratio on loans (%)	1.51%	1.40%
Coverage ratio on loans and credit commitments (%)	1.50%	1.35%
Non-performing - Stage 3
Loans and credit commitments
Gross loans	$ 9,657	$ 10,314
Credit commitments	470	441
Gross loans and credit commitments	$ 10,127	$ 10,755
Coverage ratio on loans (%)	17.36%	16.40%
Coverage ratio on loans and credit commitments (%)	16.85%	16.08%
Loans and credit commitments | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 4,978	$ 5,084	$ 4,930
Loans and credit commitments | Provision for ECL on loans and credit commitments | Individually assessed provisions
Loans and credit commitments
Provisions for expected credit losses	539	536
Loans and credit commitments | Provision for ECL on loans and credit commitments | Collectively assessed provisions
Loans and credit commitments
Provisions for expected credit losses	4,439	4,548
Loans and credit commitments | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,637	1,705	1,723
Loans and credit commitments | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	356	410	405
Loans and credit commitments | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	2,985	2,969	2,802
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	940	761	706
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Collectively assessed provisions
Loans and credit commitments
Provisions for expected credit losses	940	761
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	197	169	158
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	73	77	82
Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	670	515	466
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	2,332	2,594	2,808
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Collectively assessed provisions
Loans and credit commitments
Provisions for expected credit losses	2,332	2,594
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	825	897	1,052
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	199	234	225
Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	1,308	1,463	1,531
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	1,706	1,729	1,416
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Individually assessed provisions
Loans and credit commitments
Provisions for expected credit losses	539	536
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Collectively assessed provisions
Loans and credit commitments
Provisions for expected credit losses	1,167	1,193
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	615	639	513
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	84	99	98
Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	1,007	991	805
Loans | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	4,509	4,568
Loans | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,605	1,680
Loans | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	322	367
Loans | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	2,582	2,521
Loans | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	783	628
Loans | Performing - Stage 1 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	186	162
Loans | Performing - Stage 1 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	59	61
Loans | Performing - Stage 1 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	538	405
Loans | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	2,050	2,249
Loans | Performing - Stage 2 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	804	879
Loans | Performing - Stage 2 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	179	207
Loans | Performing - Stage 2 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	1,067	1,163
Loans | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,676	1,691
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	615	639
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	84	99
Loans | Non-performing - Stage 3 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	977	953
Credit commitments | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	469	516
Credit commitments | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	32	25
Credit commitments | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	34	43
Credit commitments | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	403	448
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	157	133
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	11	7
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	14	16
Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	132	110
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	282	345
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	21	18
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	20	27
Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	241	300
Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	30	38
Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	30	38
Parent Entity
Loans and credit commitments
Gross loans	759,080	713,981
Credit commitments	195,704	187,862
Gross loans and credit commitments	$ 954,784	$ 901,843
Coverage ratio on loans (%)	0.52%	0.55%
Coverage ratio on loans and credit commitments (%)	0.46%	0.49%
Parent Entity | Performing - Stage 1
Loans and credit commitments
Gross loans	$ 628,492	$ 564,844
Credit commitments	177,414	160,418
Gross loans and credit commitments	$ 805,906	$ 725,262
Coverage ratio on loans (%)	0.11%	0.10%
Coverage ratio on loans and credit commitments (%)	0.10%	0.09%
Parent Entity | Performing - Stage 2
Loans and credit commitments
Gross loans	$ 121,947	$ 139,828
Credit commitments	17,852	27,033
Gross loans and credit commitments	$ 139,799	$ 166,861
Coverage ratio on loans (%)	1.47%	1.36%
Coverage ratio on loans and credit commitments (%)	1.46%	1.32%
Parent Entity | Non-performing - Stage 3
Loans and credit commitments
Gross loans	$ 8,641	$ 9,309
Credit commitments	438	411
Gross loans and credit commitments	$ 9,079	$ 9,720
Coverage ratio on loans (%)	17.31%	16.17%
Coverage ratio on loans and credit commitments (%)	16.79%	15.76%
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	$ 4,398	$ 4,402	4,267
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Individually assessed provisions
Loans and credit commitments
Provisions for expected credit losses	459	437
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Collectively assessed provisions
Loans and credit commitments
Provisions for expected credit losses	3,939	3,965
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	1,430	1,474	1,487
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	316	359	349
Parent Entity | Loans and credit commitments | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	2,652	2,569	2,431
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	826	661	600
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Collectively assessed provisions
Loans and credit commitments
Provisions for expected credit losses	826	661
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	162	142	121
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	64	66	68
Parent Entity | Loans and credit commitments | Performing - Stage 1 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	600	453	411
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	2,048	2,209	2,419
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Collectively assessed provisions
Loans and credit commitments
Provisions for expected credit losses	2,048	2,209
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	728	757	920
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	175	201	191
Parent Entity | Loans and credit commitments | Performing - Stage 2 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	1,145	1,251	1,308
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments
Loans and credit commitments
Provisions for expected credit losses	1,524	1,532	1,248
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Individually assessed provisions
Loans and credit commitments
Provisions for expected credit losses	459	437
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Collectively assessed provisions
Loans and credit commitments
Provisions for expected credit losses	1,065	1,095
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	540	575	446
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	77	92	90
Parent Entity | Loans and credit commitments | Non-performing - Stage 3 | Provision for ECL on loans and credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	907	865	$ 712
Parent Entity | Loans | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	3,968	3,938
Parent Entity | Loans | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	1,407	1,454
Parent Entity | Loans | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	288	330
Parent Entity | Loans | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	2,273	2,154
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	679	538
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	155	136
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	52	54
Parent Entity | Loans | Performing - Stage 1 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	472	348
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,793	1,895
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	712	743
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	159	184
Parent Entity | Loans | Performing - Stage 2 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	922	968
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans
Loans and credit commitments
Provisions for expected credit losses	1,496	1,505
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Housing
Loans and credit commitments
Provisions for expected credit losses	540	575
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Personal
Loans and credit commitments
Provisions for expected credit losses	77	92
Parent Entity | Loans | Non-performing - Stage 3 | Provision for ECL on loans | Business
Loans and credit commitments
Provisions for expected credit losses	879	838
Parent Entity | Credit commitments | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	430	464
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	23	20
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	28	29
Parent Entity | Credit commitments | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	379	415
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	147	123
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	7	6
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	12	12
Parent Entity | Credit commitments | Performing - Stage 1 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	128	105
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	255	314
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Housing
Loans and credit commitments
Provisions for expected credit losses	16	14
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Personal
Loans and credit commitments
Provisions for expected credit losses	16	17
Parent Entity | Credit commitments | Performing - Stage 2 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	223	283
Parent Entity | Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments
Loans and credit commitments
Provisions for expected credit losses	28	27
Parent Entity | Credit commitments | Non-performing - Stage 3 | Provision for ECL on credit commitments | Business
Loans and credit commitments
Provisions for expected credit losses	$ 28	$ 27